General Information (Details)		12 Months Ended
	Oct. 25, 2022	Dec. 31, 2022 employee country item	Dec. 31, 2021	Jun. 28, 2021
Non-controlling interests
Number of bases | item		300
Number of employees | employee		5,000
Number of countries | country		39
Inversiones Disal Emergencia
Non-controlling interests
Interest acquired (in percent)				100.00%
Emergncia Participaes S.A.
Non-controlling interests
Ownership held by Group		100.00%	100.00%
Ambipar Response Limited
Non-controlling interests
Ownership held by Group		100.00%	100.00%
Ambipar Insurance Corretora de Seguros Ltda
Non-controlling interests
Ownership held by Group			100.00%
Ambipar Response Insurence-Atendimento a Seguros Ltda
Non-controlling interests
Ownership held by Group		100.00%	100.00%
Suatrans Chile S.A.
Non-controlling interests
Ownership held by Group		100.00%	100.00%
Suatrans Peru SAC
Non-controlling interests
Ownership held by Group		99.78%	99.78%
Ownership interest		0.22%	0.22%
Suatrans Training S.A.
Non-controlling interests
Ownership held by Group		99.99%	99.99%
Ownership interest		0.01%	0.01%
SIS-Servicios Industriales Especializados S.A.
Non-controlling interests
Ownership held by Group		99.99%	99.99%
Ownership interest		0.01%	0.01%
Horvefel S.A.
Non-controlling interests
Ownership held by Group		100.00%	100.00%
SABI Tech S.A.S
Non-controlling interests
Ownership held by Group		100.00%	100.00%
Ambipar Holding USA, INC
Non-controlling interests
Ownership held by Group		100.00%	100.00%
Allied International Emergency LLC.
Non-controlling interests
Ownership held by Group		100.00%	100.00%
One Stop Environmental, LLC
Non-controlling interests
Ownership held by Group		100.00%	100.00%
IntraCoastal Invironmental, LLC
Non-controlling interests
Ownership held by Group		100.00%	100.00%
Custom Environmental Services, INC
Non-controlling interests
Ownership held by Group		100.00%	100.00%
EMS Environmental, Inc
Non-controlling interests
Ownership held by Group		100.00%	100.00%
Ambipar Howells Consultancy Limited
Non-controlling interests
Ownership held by Group		100.00%	100.00%
Ambipar Response S.A.
Non-controlling interests
Ownership held by Group		100.00%	100.00%
Ambipar Holdings UK Limited
Non-controlling interests
Ownership held by Group		100.00%	100.00%
Ambipar Holding Canad, INC
Non-controlling interests
Ownership held by Group		100.00%	100.00%
JM Servios Integrados Ltda
Non-controlling interests
Ownership held by Group		70.00%	70.00%
Ownership interest		30.00%	30.00%
JM Servios e Locaes Ltda
Non-controlling interests
Ownership held by Group		70.00%	70.00%
Ownership interest		30.00%	30.00%
Lacerda & Lacerda Servios de Transportes e Emergncias Ambientais Ltda
Non-controlling interests
Ownership held by Group		100.00%	70.00%
Ownership interest			30.00%
Desentupidora Belo Ltda
Non-controlling interests
Ownership held by Group			70.00%
Ownership interest			30.00%
Ambipar Response Gs Ltda.
Non-controlling interests
Ownership held by Group		100.00%	100.00%
Orion Environmental Services Ltd.
Non-controlling interests
Ownership held by Group		100.00%	100.00%
Inversiones Disal Emergencias S.A.
Non-controlling interests
Ownership held by Group		100.00%	100.00%
Ambipar Atendimento Mdico Hospitalar Ltda.
Non-controlling interests
Ownership held by Group		100.00%	100.00%
Fnix Emergncias Ambientais Ltda.
Non-controlling interests
Ownership held by Group		100.00%	100.00%
APW Ambiental e Transporte Ltda.
Non-controlling interests
Ownership held by Group		100.00%	100.00%
Ambipar Response ES S.A.
Non-controlling interests
Ownership held by Group		70.00%	70.00%
Ownership interest		30.00%	30.00%
Ambipar Response Control Environmental Consulting S.A.
Non-controlling interests
Ownership held by Group		70.00%	70.00%
Ownership interest		30.00%	30.00%
Ambipar Response Orbitgeo Ltda.
Non-controlling interests
Ownership held by Group		70.00%	70.00%
Ownership interest		30.00%	30.00%
Ambipar Response OGTEC Facilities Ltda.
Non-controlling interests
Ownership held by Group		70.00%	70.00%
Ownership interest		30.00%	30.00%
Ambipar Response Wastewater Control Ltda.
Non-controlling interests
Ownership held by Group		70.00%	70.00%
Ownership interest		30.00%	30.00%
Ambipar Response Geoweb Ltda.
Non-controlling interests
Ownership held by Group		70.00%	70.00%
Ownership interest		30.00%	30.00%
Ambipar Response Geocincias Ltda.
Non-controlling interests
Interest acquired (in percent)		38.50%
Ownership held by Group		38.50%	38.50%
Ownership interest		61.50%	61.50%
Ownership held in Ambipar Response Geociencias Ltda. By Ambipar Response ES		55.00%
Swat Consulting Inc.
Non-controlling interests
Ownership held by Group		100.00%	100.00%
Professional Emergency Resource Services
Non-controlling interests
Ownership held by Group		100.00%	100.00%
Emerge Hydrovac Inc.
Non-controlling interests
Ownership held by Group		100.00%	100.00%
Lynx Creek Industrial & Hydrovac Ltd.
Non-controlling interests
Ownership held by Group		100.00%	100.00%
Ambipar Holding Ireland Limited
Non-controlling interests
Ownership held by Group		100.00%	100.00%
Ambipar Response Limited (UK)
Non-controlling interests
Ownership held by Group		100.00%	100.00%
Ambipar University S.A.
Non-controlling interests
Ownership held by Group			100.00%
Ambipar Response L1 Inc
Non-controlling interests
Ownership held by Group		100.00%
Witt O'Brien"s LLC
Non-controlling interests
Ownership held by Group	100.00%	100.00%
Navigate Communications Pte. Ltd.
Non-controlling interests
Ownership held by Group		100.00%
Navigate Response (Asia) Pte. Ltd.
Non-controlling interests
Ownership held by Group		100.00%
Navigate PR Limited
Non-controlling interests
Ownership held by Group		100.00%
Navigate Response Limited
Non-controlling interests
Ownership held by Group		100.00%
Strategic Crisis Advisors LLC
Non-controlling interests
Ownership held by Group		100.00%
Witt O'Brien's USVI, LLC
Non-controlling interests
Ownership held by Group		100.00%
Witt O'Brien's Payroll Management LLC
Non-controlling interests
Ownership held by Group		100.00%
O'Brien's Response Management, L.L.C.
Non-controlling interests
Ownership held by Group		100.00%
O'Brien's do Brasil Consultoria em Emergncias e Meio Ambiente S/A
Non-controlling interests
Ownership held by Group		50.00%
Ownership interest	50.00%	50.00%
Witt O'Brien's Insurance Services, LLC
Non-controlling interests
Ownership held by Group		100.00%
Witt Associates do Brasil Consultoria Ltda.
Non-controlling interests
Ownership held by Group		99.92%
Ownership interest		0.08%
Groco 404 Limited
Non-controlling interests
Ownership held by Group		100.00%	100.00%
Ambipar Site Services Limited
Non-controlling interests
Ownership held by Group		100.00%	100.00%
Lehane Environmental & Industrial Services Ltd
Non-controlling interests
Ownership held by Group		100.00%	100.00%
First Response Inc
Non-controlling interests
Ownership held by Group		100.00%
Graham Utility Hydrovac Services
Non-controlling interests
Ownership held by Group		100.00%
Ridgeline Canada Inc
Non-controlling interests
Ownership held by Group		100.00%
Bioenv Anlises Ambientais Ltda (b)
Non-controlling interests
Interest acquired (in percent)		35.70%
Ownership held by Group		35.70%
Ownership interest		64.30%
Ownership held in Bioenv Anlises Ambientais Ltda. By Ambipar Response ES		51.00%
CTA Servios em Meio Ambiente Ltda
Non-controlling interests
Ownership held by Group		70.00%
Ownership interest		30.00%
RG Consultoria Tcnica Ambiental S.A.
Non-controlling interests
Ownership held by Group		51.00%
Ownership interest		49.00%
RG Consultoria Tcnica Ambiental Brasil Ltda
Non-controlling interests
Ownership held by Group		51.00%
Ownership interest		49.00%
Dracares Apoio Martimo e Porturio Ltda
Non-controlling interests
Ownership held by Group		51.00%
Ownership interest		49.00%
Flyone Servio Areo Especializado, Comrcio e Servio Ltda
Non-controlling interests
Ownership held by Group		51.00%
Ownership interest		49.00%
CK7 Servios de Manuteno Industrial e Reparos em Geral Ltda
Non-controlling interests
Ownership held by Group		51.00%
Ownership interest		49.00%
C-Safety Comrcio, Indstria e Servios Ltda
Non-controlling interests
Ownership held by Group		51.00%
Ownership interest		49.00%